SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On July 21, 2026, DirectBooking Technology (the “Company”) entered into a strategic joint venture agreement with Beijing DeepYou Digital Technology Co., Ltd. (“DeepYou”). Under the agreement, DirectBooking will hold a 51% equity interest in the joint venture and DeepYou will hold 49%.

The two parties agreed to jointly establish a new technology company to build China’s first natively Agent-to-Agent, fully integrated travel-and-stay next-generation AI direct-booking platform for the hospitality sector. The platform will provide robotic staff solutions for hospitality enterprises on the enterprise side and robotic assistant services for users on the consumer side.

The project has set a three-year strategic target: for the AI travel and hospitality direct-booking platform to cover 30,000 to 50,000 hotels, and to provide each hotel with 3 to 10 AI “employees” to reduce operating costs while significantly improving efficiency and user experience. At the same time, through AI-driven innovation, the project aims to break the traditional OTA industry’s channel monopoly and information silos, reshape value distribution across the industry, and build a more open and inclusive industrial ecosystem.]

Regarding the Prepayment for investment in China Wangmao Liquor Industry Group Co., Limited, on August 11, 2026, the Company and China Wangmao mutually agreed to terminate the SPA effective immediately. Pursuant to the termination terms, China Wangmao agreed to refund the full principal amount of US$12,700,000 and pay compensatory interest at an annual rate of 5.25% for the period during which it held the purchase price. On August 13, 2026, the Company fully recovered the principal amount of USD12.7 million together with all accrued interest in cash.

Except for the above-mentioned events, the Company has assessed all events from March 31, 2026, up through the date that these consolidated financial statements are available to be issued, and unless disclosed below, there are not any material subsequent events that require recognition and or disclosure in these consolidated financial statements.